UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Item 1.

Reports to Stockholders

Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Money Market Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Education	25.2	23.3
General Obligations	20.7	17.4
Health Care	14.3	12.9
Water & Sewer	9.7	8.4
Special Tax	7.6	9.4

Quality Diversification (% of fund's net assets)

As of February 28, 2017
AAA	2.7%
AA,A	86.0%
BBB	6.6%
Not Rated	3.2%
Short-Term Investments and Net Other Assets	1.5%

As of August 31, 2016
AAA	2.5%
AA,A	86.8%
BBB	5.5%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Arizona - 97.7%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$250,000	$265,895
Series 2012 A, 5% 7/1/26	1,000,000	1,156,350
Series 2015 A, 5% 7/1/35	2,215,000	2,509,551
Series 2015 B, 5% 7/1/31	1,525,000	1,771,394
Series 2015 D:
5% 7/1/34	500,000	568,450
5% 7/1/35	900,000	1,019,682
5% 7/1/41	485,000	545,339
5% 7/1/46	3,000,000	3,361,620
Series 2016 B, 5% 7/1/22	425,000	495,431
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,463,330
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,446,150
Series 2013 A, 5% 10/1/25	1,870,000	2,144,460
Series 2015, 5% 9/1/27	1,500,000	1,743,015
Series 2016, 5% 10/1/21	500,000	569,765
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,305,293
5% 7/1/32	470,000	479,287
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,442,053
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 B, 1.479%, tender 1/1/37 (a)	1,000,000	850,630
Series 2008 D, 5.5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	100,000	103,877
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,305,860
5% 12/1/42	2,000,000	2,172,180
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,075,130
Series 2012 A, 5% 1/1/43	3,500,000	3,838,695
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,092,160
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,344,680
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28 (Pre-Refunded to 7/1/18 @ 100)	500,000	526,510
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	409,381
5% 7/1/28	500,000	581,995
5% 7/1/29	455,000	520,520
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	566,250
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	820,582
5% 7/1/27	1,300,000	1,498,471
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,160,750
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,078,800
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,145,580
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,183,070
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,710,121
Maricopa County Cmnty. College District Series 2016, 5% 7/1/21	2,000,000	2,299,480
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,015,830
Series 2009 A, 6% 7/1/39	1,000,000	1,092,660
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/34	3,000,000	3,398,040
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (b)	250,000	232,598
6% 1/1/48 (b)	250,000	232,793
Maricopa County Phoenix Union High School District #210:
Series 2017 E, 5% 7/1/21	1,000,000	1,142,950
Series E, 5% 7/1/22	1,000,000	1,162,400
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,554,636
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28	690,000	815,897
5.5% 7/1/29	480,000	575,587
5.5% 7/1/30	400,000	479,392
Series 2010 C, 4% 7/1/29	650,000	698,061
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,231,840
5% 7/1/38	3,850,000	4,293,058
Series 2016, 5% 7/1/39	2,270,000	2,525,511
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,141,380
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	491,599
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	955,933
5% 6/1/41	1,250,000	1,380,900
Series 2013, 5% 8/1/27	1,000,000	1,149,780
Series 2014, 5% 6/1/29	500,000	575,190
Series 2015, 5% 6/1/30	1,000,000	1,141,940
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,045,420
Series 2013:
5% 7/1/26 (c)	1,100,000	1,248,962
5% 7/1/29 (c)	500,000	563,055
Series 2015 A, 5% 7/1/45	3,400,000	3,781,072
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,527,700
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,162,520
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,226,600
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	420,899
5% 7/1/27 (c)	400,000	439,724
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A, 5% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	650,000	659,152
Series 2013 A, 5% 12/1/22	1,000,000	1,149,710
Series 2014, 5% 12/1/27	1,745,000	1,986,281
Pima County Gen. Oblig. Series 2016, 4% 7/1/22	2,000,000	2,220,380
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,050,000	1,201,043
5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100)	585,000	671,270
Series 2012 A:
5% 7/1/23	30,000	34,823
5% 7/1/25	1,600,000	1,853,664
5% 7/1/26	1,000,000	1,157,990
Series 2016, 5% 7/1/21	3,000,000	3,450,570
Pima County Unified School District #1 Tucson (Proj. of 2004) Series 2008 D, 5% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,053,710
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2015 A:
5% 12/1/34	1,500,000	1,722,330
5% 12/1/45	3,035,000	3,430,339
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,703,145
5.5% 12/1/29	3,000,000	3,588,540
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	461,727
Series 2008 A, 5% 9/1/23	355,000	372,161
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,559,808
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,189,598
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,262,809
Series 2016:
5% 7/1/28	315,000	376,674
5% 7/1/29	500,000	594,250
5% 7/1/30	325,000	384,498
5% 7/1/31	375,000	439,609
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	62,391
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	541,605
5% 7/1/28 (FSA Insured)	1,000,000	1,141,950
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	647,025
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,465,079
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,163,180
5% 7/1/27	1,000,000	1,185,220
5% 7/1/28	2,000,000	2,358,920
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	2,235,000	2,642,508
5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,211,120
Univ. of Arizona Univ. Revs.:
Series 2009 A, 5% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	1,000,000	1,087,140
Series 2012 A, 5% 6/1/37	2,225,000	2,514,250
Series 2014, 5% 8/1/28	1,000,000	1,162,270
Series 2015 A 5% 6/1/30	2,500,000	2,916,325
5% 6/1/38	2,000,000	2,287,760
5% 6/1/39	1,910,000	2,183,149
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,117,760
Series 2012 A, 5.25% 8/1/33	2,000,000	2,165,940
Series 2016, 5% 8/1/36	1,305,000	1,384,383
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,249,840

TOTAL ARIZONA		166,287,610

Guam - 0.8%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/29	300,000	328,836
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	300,000	313,050
6.375% 10/1/43 (c)	200,000	224,268
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	447,768

TOTAL GUAM		1,313,922

TOTAL MUNICIPAL BONDS
(Cost $163,905,622)		167,601,532
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $163,905,622)		167,601,532
NET OTHER ASSETS (LIABILITIES) - 1.5%		2,630,266
NET ASSETS - 100%		$170,231,798

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $465,391 or 0.3% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	25.2%
General Obligations	20.7%
Health Care	14.3%
Water & Sewer	9.7%
Special Tax	7.6%
Electric Utilities	7.2%
Escrowed/Pre-Refunded	5.5%
Others* (Individually Less Than 5%)	9.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $163,905,622)		$167,601,532
Cash		1,472,075
Receivable for fund shares sold		8,133
Interest receivable		1,558,940
Other receivables		604
Total assets		170,641,284
Liabilities
Payable for fund shares redeemed	$214,428
Distributions payable	117,276
Accrued management fee	77,782
Total liabilities		409,486
Net Assets		$170,231,798
Net Assets consist of:
Paid in capital		$165,602,811
Undistributed net investment income		71,430
Accumulated undistributed net realized gain (loss) on investments		861,647
Net unrealized appreciation (depreciation) on investments		3,695,910
Net Assets, for 14,293,399 shares outstanding		$170,231,798
Net Asset Value, offering price and redemption price per share ($170,231,798 ÷ 14,293,399 shares)		$11.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$2,818,059
Expenses
Management fee	$494,769
Independent trustees' fees and expenses	385
Miscellaneous	306
Total expenses before reductions	495,460
Expense reductions	(727)	494,733
Net investment income (loss)		2,323,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		996,938
Total net realized gain (loss)		996,938
Change in net unrealized appreciation (depreciation) on investment securities		(9,904,585)
Net gain (loss)		(8,907,647)
Net increase (decrease) in net assets resulting from operations		$(6,584,321)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,323,326	$4,612,423
Net realized gain (loss)	996,938	454,128
Change in net unrealized appreciation (depreciation)	(9,904,585)	6,161,742
Net increase (decrease) in net assets resulting from operations	(6,584,321)	11,228,293
Distributions to shareholders from net investment income	(2,321,497)	(4,585,437)
Distributions to shareholders from net realized gain	(370,311)	(1,470,954)
Total distributions	(2,691,808)	(6,056,391)
Share transactions
Proceeds from sales of shares	15,532,671	53,870,172
Reinvestment of distributions	1,726,659	3,919,964
Cost of shares redeemed	(30,476,478)	(21,224,023)
Net increase (decrease) in net assets resulting from share transactions	(13,217,148)	36,566,113
Redemption fees	71	1,882
Total increase (decrease) in net assets	(22,493,206)	41,739,897
Net Assets
Beginning of period	192,725,004	150,985,107
End of period	$170,231,798	$192,725,004
Other Information
Undistributed net investment income end of period	$71,430	$69,601
Shares
Sold	1,285,384	4,372,214
Issued in reinvestment of distributions	143,605	319,923
Redeemed	(2,554,059)	(1,726,441)
Net increase (decrease)	(1,125,070)	2,965,696

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Income Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.12	$12.11	$11.31	$12.19	$11.55
Income from Investment Operations
Net investment income (loss)A	.155	.335	.375	.399	.382	.413
Net realized and unrealized gain (loss)	(.566)	.498	.018	.831	(.855)	.641
Total from investment operations	(.411)	.833	.393	1.230	(.473)	1.054
Distributions from net investment income	(.155)	(.335)	(.375)	(.398)	(.382)	(.412)
Distributions from net realized gain	(.024)	(.118)	(.008)	(.032)	(.025)	(.002)
Total distributions	(.179)	(.453)	(.383)	(.430)	(.407)	(.414)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.91	$12.50	$12.12	$12.11	$11.31	$12.19
Total ReturnC,D	(3.29)%	7.01%	3.28%	11.06%	(4.03)%	9.26%
Ratios to Average Net AssetsE
Expenses before reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.60%F	2.73%	3.08%	3.40%	3.16%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$170,232	$192,725	$150,985	$145,784	$156,049	$183,907
Portfolio turnover rate	15%F	7%	17%	8%	20%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/28/17	% of fund's investments 8/31/16	% of fund's investments 2/29/16
1 - 7	76.7	89.6	80.0
8 - 30	1.9	0.6	0.3
31 - 60	3.1	4.1	0.3
91 - 180	8.9	4.5	16.2
> 180	9.4	1.2	3.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2017
Variable Rate Demand Notes (VRDNs)	47.0%
Tender Option Bond	18.9%
Other Municipal Security	25.2%
Investment Companies	7.8%
Net Other Assets (Liabilities)	1.1%

As of August 31, 2016
Variable Rate Demand Notes (VRDNs)	62.6%
Tender Option Bond	10.2%
Other Municipal Security	17.2%
Investment Companies	10.5%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	2/28/17	11/30/16	8/31/16	5/31/16	2/29/16
Fidelity® Arizona Municipal Money Market Fund	0.21%	0.11%	0.12%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Arizona Municipal Money Market Fund

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 3/7/17, VRDN (a)(b)	$200,000	$200,000
Arizona - 44.5%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 0.66% 3/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	18,900,000	18,899,998
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.9% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	345,000	345,000
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.67% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	2,004,675	2,004,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	1,330,000	1,330,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.7% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	12,440,000	12,440,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.7% 3/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.72% 3/7/17, VRDN (a)	7,100,000	7,100,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)	12,600,000	12,600,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 0.82% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	490,000	490,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	5,115,000	5,115,000
Series A, 0.7% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	3,090,000	3,090,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.65% 3/7/17, LOC Bank of America NA, VRDN(a)	5,700,000	5,700,000
		77,314,673
Arkansas - 0.9%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.85% 3/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,500,000	1,500,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, 0.82% 3/1/17, VRDN (a)(b)	100,000	100,000
Indiana - 0.7%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.81% 3/7/17, VRDN (a)(b)	1,180,000	1,180,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 3/7/17, VRDN (a)	360,000	360,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.85% 3/7/17, VRDN (a)(b)	200,000	200,000
Texas - 0.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.83% 3/7/17, VRDN (a)(b)	200,000	200,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.87% 3/7/17, VRDN (a)(b)	300,000	300,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.91% 3/7/17, VRDN (a)(b)	400,000	400,000
		700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $81,754,673)		81,754,673

Tender Option Bond - 18.9%
Arizona - 18.7%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,665,000	6,665,000
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 05 19, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100,000	2,100,000
Series Floaters YX 10 32, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,100,000	2,100,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,190,000	1,190,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,900,000	6,900,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,000,000	2,000,000
Participating VRDN:
Series Floaters XF 21 92, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600,000	2,600,000
Series Floaters XM 04 47, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,100,000	5,100,000
Series Putters XM0009, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000,000	1,000,000
Series XL 00 16, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,800,000	2,800,000
		32,455,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.84% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	100,000	100,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.82% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
Washington - 0.1%
Catholic Health Initiatives Participating VRDN Series XF 1017, 0.94% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $32,855,000)		32,855,000

Other Municipal Security - 25.2%
Arizona - 23.2%
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,000,000	2,073,842
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5.5% 9/1/17	3,100,000	3,170,900
Arizona School Facilities Board Rev. Bonds 5% 7/1/17	4,275,000	4,332,345
Arizona Trans. Board Excise Tax Rev. Bonds Series 2007:
5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	2,000,000	2,026,970
5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	2,000,000	2,027,567
5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	2,000,000	2,027,567
Arizona Trans. Board Hwy. Rev. Bonds Series 2011 A, 5% 7/1/17	3,625,000	3,675,883
Gilbert Wtr. Resources Municpial Property Corp. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,100,000	2,149,959
Phoenix Civic Impt. Corp.:
Series 14 B2, 0.78% 4/6/17, LOC Barclays Bank PLC, CP (b)	1,800,000	1,800,000
Series 14B1:
0.75% 4/4/17, LOC Bank of America NA, CP (b)	1,800,000	1,800,000
0.76% 4/5/17, LOC Bank of America NA, CP (b)	1,800,000	1,800,000
0.8% 3/1/17, LOC Bank of America NA, CP (b)	1,900,000	1,900,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Bonds Series 2016, 5% 7/1/17	1,150,000	1,166,416
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
(Arizona Salt River Proj.) Series 2009 B, 4% 1/1/18	1,715,000	1,756,385
(Salt River Proj.) Series 2011 A, 4% 12/1/17	1,310,000	1,339,686
Series 2008 A:
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,400,000	2,476,924
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,000,000	3,096,024
Series C, 0.75% 3/16/17, CP	1,800,000	1,800,000
		40,420,468
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	795,000	795,000
Series 2010 A2, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	500,000	500,000
		1,295,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	100,000	100,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992:
0.75% tender 3/16/17, CP mode	100,000	100,000
0.8% tender 3/9/17, CP mode	300,000	300,000
Series 93B, 0.85% tender 3/30/17, CP mode	200,000	200,000
(New England Pwr. Co., Proj.) Series 1993 B, 0.85% tender 3/2/17, CP mode	200,000	200,000
		800,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.8% tender 3/16/17, CP mode (b)	100,000	100,000
0.85% tender 3/10/17, CP mode (b)	400,000	400,000
Series A1, 0.94% tender 3/14/17, CP mode (b)	300,000	300,000
		800,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.92% tender 3/1/17, CP mode (b)	200,000	200,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.8% tender 3/16/17, CP mode (b)	100,000	100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $43,715,468)		43,715,468
	Shares	Value

Investment Company - 7.8%
Fidelity Municipal Cash Central Fund, 0.68% (d)(e)
(Cost $13,615,210)	13,615,210	13,615,210
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $171,940,351)		171,940,351
NET OTHER ASSETS (LIABILITIES) - 1.1%		1,906,638
NET ASSETS - 100%		$173,846,989

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$55,572

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $158,325,141)	$158,325,141
Fidelity Central Funds (cost $13,615,210)	13,615,210
Total Investments (cost $171,940,351)		$171,940,351
Receivable for investments sold		2,660,000
Receivable for fund shares sold		797
Interest receivable		431,571
Distributions receivable from Fidelity Central Funds		6,349
Other receivables		831
Total assets		175,039,899
Liabilities
Payable to custodian bank	$30,066
Payable for investments purchased	200,000
Payable for fund shares redeemed	887,671
Distributions payable	1,466
Accrued management fee	73,699
Other affiliated payables	8
Total liabilities		1,192,910
Net Assets		$173,846,989
Net Assets consist of:
Paid in capital		$173,977,557
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		(130,569)
Net Assets, for 173,578,711 shares outstanding		$173,846,989
Net Asset Value, offering price and redemption price per share ($173,846,989 ÷ 173,578,711 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$670,603
Income from Fidelity Central Funds		55,572
Total income		726,175
Expenses
Management fee	$504,162
Independent trustees' fees and expenses	451
Total expenses before reductions	504,613
Expense reductions	(999)	503,614
Net investment income (loss)		222,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,361
Fidelity Central Funds	210
Total net realized gain (loss)		19,571
Net increase in net assets resulting from operations		$242,132

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$222,561	$40,918
Net realized gain (loss)	19,571	203,412
Net increase in net assets resulting from operations	242,132	244,330
Distributions to shareholders from net investment income	(222,560)	(40,931)
Distributions to shareholders from net realized gain	(209,328)	(12,130)
Total distributions	(431,888)	(53,061)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	6,112,455	612,721,804
Reinvestment of distributions	410,842	49,488
Cost of shares redeemed	(74,532,103)	(771,048,918)
Net increase (decrease) in net assets and shares resulting from share transactions	(68,008,806)	(158,277,626)
Total increase (decrease) in net assets	(68,198,562)	(158,086,357)
Net Assets
Beginning of period	242,045,551	400,131,908
End of period	$173,846,989	$242,045,551
Other Information
Undistributed net investment income end of period	$1	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Money Market Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A	–A
Total from investment operations	.002	–A	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Distributions from net realized gain	(.001)	–A	–	–	–A	–
Total distributions	(.002)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.20%	.02%	.01%	.01%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.20%	.06%	.09%	.16%	.19%
Expenses net of all reductions	.50%F	.20%	.06%	.09%	.16%	.19%
Net investment income (loss)	.22%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$173,847	$242,046	$400,132	$417,266	$408,028	$388,993

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Arizona Municipal Income Fund	$163,899,810	$5,910,329	$(2,208,607)	$3,701,722
Fidelity Arizona Municipal Money Market Fund	171,940,351	–	–	–

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $13,138,162 and $22,943,337, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$306

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$727
Fidelity Arizona Municipal Money Market Fund	999

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$967.10	$2.68
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Fidelity Arizona Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,002.00	$2.48
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance (for Fidelity Arizona Municipal Income Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Arizona Municipal Money Market Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2015. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

AZI-SPZ-SANN-0417
1.700927.119

Fidelity® Municipal Money Market Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/28/17	% of fund's investments 8/31/16	% of fund's investments 2/29/16
1 - 7	72.0	67.7	82.3
8 - 30	5.5	4.4	3.0
31 - 60	5.9	5.4	2.3
61 - 90	2.4	2.2	1.1
91 - 180	9.1	6.8	5.2
>180	5.1	13.5	6.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2017
Variable Rate Demand Notes (VRDNs)	44.1%
Tender Option Bond	20.4%
Other Municipal Security	33.5%
Investment Companies	2.7%
Net Other Assets (Liabilities)*	(0.7)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016
Variable Rate Demand Notes (VRDNs)	41.5%
Tender Option Bond	13.3%
Other Municipal Security	35.8%
Investment Companies	8.4%
Net Other Assets (Liabilities)	1.0%

Current And Historical 7-Day Yields

	2/28/17	11/30/16	8/31/16	5/31/16	2/29/16
Fidelity® Municipal Money Market Fund	0.30%	0.25%	0.23%	0.07%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 3/7/17, VRDN (a)(b)	$36,315	$36,315
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.67% 3/1/17, VRDN (a)	2,800	2,800
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.7% 3/7/17, LOC Bayerische Landesbank, VRDN (a)	8,155	8,155
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 0.68% 3/7/17, VRDN (a)	11,750	11,750
Series 2009, 0.67% 3/1/17, VRDN (a)	2,300	2,300
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.69% 3/1/17, VRDN (a)(b)	10,000	10,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.67% 3/1/17, VRDN (a)	7,100	7,100
Tuscaloosa County Indl. Dev. Gulf Opportunity Series 2012 A, 0.67% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	3,500	3,500
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.69% 3/1/17, VRDN (a)(b)	38,320	38,320
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.69% 3/1/17, VRDN (a)(b)	3,000	3,000
		123,240
Alaska - 1.3%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.67% 3/7/17, VRDN (a)	82,600	82,600
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.67% 3/7/17, VRDN (a)	39,250	39,250
Series 1994 C, 0.67% 3/7/17, VRDN (a)	25,300	25,300
Series 2002, 0.66% 3/7/17, VRDN (a)	15,700	15,700
		162,850
Arizona - 0.7%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 0.66% 3/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	44,050	44,050
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.67% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	29,500	29,500
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	2,165	2,165
(Sands Apts. Proj.) Series 2001 A, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	2,390	2,390
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.7% 3/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.72% 3/7/17, VRDN (a)	5,750	5,750
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 0.7% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	2,435	2,435
		94,990
Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.79% 3/7/17, LOC Fannie Mae, VRDN (a)	6,440	6,440
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.85% 3/7/17, VRDN (a)(b)	8,400	8,400
Series 2002, 0.88% 3/7/17, VRDN (a)(b)	4,500	4,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.85% 3/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	26,700	26,700
		46,040
California - 0.0%
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.7% 3/7/17, LOC Citibank NA, VRDN (a)(b)	3,845	3,845
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.66% 3/7/17, LOC Bank of America NA, VRDN (a)	300	300
		4,145
Colorado - 0.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.72% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	585	585
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.68% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	24,715	24,715
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.68% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000	10,000
(Waste Mgmt., Inc. Proj.) 0.68% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,160	14,160
		49,460
Connecticut - 1.2%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 0.69% 3/7/17, LOC Bank of America NA, VRDN (a)	15,085	15,085
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.66% 3/7/17 (Liquidity Facility Royal Bank of Canada), VRDN (a)(b)	8,590	8,590
Series 2011 C2, 0.66% 3/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	45,205	45,205
Series 2012 D3, 0.68% 3/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	48,955	48,955
Series 2008 E, 0.68% 3/7/17 (Liquidity Facility Bank of America NA), VRDN (a)(b)	24,315	24,315
Series D 3, 0.66% 3/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	15,000	15,000
		157,150
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.82% 3/1/17, VRDN (a)(b)	400	400
Series 1988, 0.82% 3/1/17, VRDN (a)(b)	8,100	8,100
Series 1993 C, 0.85% 3/7/17, VRDN (a)	4,400	4,400
Series 1994, 0.82% 3/1/17, VRDN (a)(b)	5,500	5,500
Series 1999 A, 0.73% 3/7/17, VRDN (a)	15,230	15,230
		33,630
District Of Columbia - 1.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pentacle Apts. Proj.) Series 2008, 0.68% 3/7/17, LOC Freddie Mac, VRDN (a)	3,340	3,340
(Trenton Park Apts. Proj.) Series 2001, 0.71% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	5,240	5,240
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.7% 3/7/17, LOC Bank of America NA, VRDN (a)	1,000	1,000
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.75% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,265	5,265
(Washington Drama Society, Inc. Proj.) Series 2008, 0.67% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	78,300	78,300
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A, 0.66% 3/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	38,700	38,700
		131,845
Florida - 3.4%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	9,690	9,690
Broward County Arpt. Facilities Rev. Series 2007 A, 0.7% 3/7/17, LOC Citibank NA, VRDN (a)(b)	11,350	11,350
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	5,900	5,900
(Sanctuary Apts Proj.) Series A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	14,920	14,920
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.71% 3/1/17, VRDN (a)(b)	17,000	17,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.67% 3/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	27,415	27,415
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	6,600	6,600
(Summer Lakes Phase II Apts. Proj.) 0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	16,670	16,670
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	13,370	13,370
(Clarcona Groves Apts. Proj.) Series A, 0.73% 3/7/17, LOC Citibank NA, VRDN (a)(b)	10,780	10,780
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.71% 3/7/17, LOC Citibank NA, VRDN (a)(b)	4,900	4,900
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	5,100	5,100
(Hunters Run Apts. Proj.) Series G, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	6,825	6,825
(Mill Creek Apts. Proj.) Series 2004 K, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	13,500	13,500
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	6,850	6,850
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.71% 3/7/17, LOC Citibank NA, VRDN (a)(b)	11,975	11,975
(Riverwalk I Apts. Proj.) Series 2008 E, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	4,850	4,850
(Savannah Springs Apts. Proj.) Series G, 0.68% 3/7/17, LOC Citibank NA, VRDN (a)(b)	12,955	12,955
Series 2006 H, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	6,195	6,195
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	10,350	10,350
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	8,155	8,155
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	11,790	11,790
(Grande Oaks Apts. Proj.) Series A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	6,600	6,600
(Hunters Run Apts. Proj.) Series 2002 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	7,545	7,545
(Meridian Pointe Apts. Proj.) Series 2005, 0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	10,600	10,600
(Morgan Creek Apts. Proj.) Series 2003, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	12,600	12,600
(Royal Palm Key Apts. Proj.) Series 2002, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	8,780	8,780
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	8,255	8,255
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.71% 3/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	75,375	75,375
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	7,500	7,500
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	11,890	11,890
(Glenn Millenia Proj.) Series 2001 C, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	3,500	3,500
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	6,560	6,560
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	19,200	19,200
Palm Beach County Rev. (Benjamin Private School Proj.) 0.71% 3/7/17, LOC Northern Trust Co., VRDN (a)	8,820	8,820
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	7,100	7,100
		448,385
Georgia - 2.8%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.7% 3/7/17, VRDN (a)	121,800	121,800
Bartow County Dev. Auth. Rev.:
(VMC Specialty Alloys LLC Proj.) Series 2014, 0.69% 3/7/17, LOC Comerica Bank, VRDN (a)(b)	1,100	1,100
Series 2016, 0.69% 3/7/17, LOC Comerica Bank, VRDN (a)(b)	3,965	3,965
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 0.67% 3/1/17, VRDN (a)(b)	7,350	7,350
Series 2013, 0.7% 3/7/17, VRDN (a)	61,200	61,200
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	20,185	20,185
Effingham County Indl. Dev. Auth. Poll Cont. 0.72% 3/1/17, VRDN (a)	7,500	7,500
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.77% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.7% 3/1/17, VRDN (a)(b)	17,700	17,700
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	6,960	6,960
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.69% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	11,755	11,755
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.7% 3/7/17, VRDN (a)	24,200	24,200
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.69% 3/1/17, VRDN (a)	4,600	4,600
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	9,000	9,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.72% 3/7/17, VRDN (a)(b)	57,400	57,400
		368,405
Illinois - 2.9%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.68% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	1,800	1,800
Chicago Midway Arpt. Rev.:
Series 2004 C2, 0.7% 3/7/17, LOC Bank of Montreal Chicago, VRDN (a)(b)	7,825	7,825
Series 2014 C, 0.7% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	102,940	102,940
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.68% 3/7/17, LOC Barclays Bank PLC, VRDN (a)	83,500	83,500
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.7% 3/7/17, LOC Bayerische Landesbank, VRDN (a)(b)	43,770	43,770
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.81% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	2,000	2,000
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.7% 3/7/17, LOC BMO Harris Bank NA, VRDN (a)(b)	1,195	1,195
Illinois Dev. Fin. Auth. Rev. (Var-Sinai Cmnty. Inst Proj.) Series 1997, 0.68% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
0.68% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000	20,000
0.68% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	30,000	30,000
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	7,775	7,775
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.67% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	19,500	19,500
(Museum of Science & Industry Proj.) Series 2009 A, 0.67% 3/7/17, LOC Bank of America NA, VRDN (a)	11,000	11,000
Series 2009 B, 0.67% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	14,900	14,900
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 2C, 0.66% 3/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,000	20,000
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.72% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.7% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
		381,525
Indiana - 1.3%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.74% 3/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,750	5,750
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.68% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	23,535	23,535
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.69% 3/7/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	22,840	22,840
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.67% 3/7/17, LOC Mizuho Bank Ltd., VRDN (a)	46,775	46,775
(PSI Energy Proj.) Series 2003 B, 0.81% 3/7/17, VRDN (a)(b)	13,800	13,800
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.68% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Series 2002 B, 0.68% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,000	14,000
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.7% 3/7/17, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	5,960	5,960
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.69% 3/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	600	600
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.69% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	6,050	6,050
		164,310
Iowa - 0.3%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.67% 3/7/17, VRDN (a)	19,500	19,500
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 0.72% 3/7/17, VRDN (a)(b)	10,500	10,500
(MidAmerican Energy Proj.) Series 2008 A, 0.72% 3/7/17, VRDN (a)(b)	3,100	3,100
		33,100
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.73% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Lenexa Multi-family Hsg. Rev.:
(Heather Glen Apts. Proj.) Series 2007, 0.67% 3/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,040	1,040
(Meadows Apts. Proj.) Series A, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	13,500	13,500
		39,640
Kentucky - 2.5%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.7% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	15,300	15,300
Series 2008 A, 0.7% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	68,307	68,307
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.69% 3/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.69% 3/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	67,250	67,250
Series 1993 B, 0.69% 3/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.73% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.69% 3/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	100	100
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.7% 3/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	38,605	38,605
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	8,900	8,900
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.67% 3/7/17, LOC PNC Bank NA, VRDN (a)(b)	7,450	7,450
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.73% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.67% 3/7/17, LOC PNC Bank NA, VRDN (a)(b)	11,000	11,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.7% 3/7/17, VRDN (a)(b)	51,800	51,800
		329,182
Louisiana - 1.5%
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.7% 3/7/17, LOC Freddie Mac, VRDN (a)	4,095	4,095
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.67% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	11,890	11,890
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.66% 3/7/17, VRDN (a)(b)	7,000	7,000
Series 2003, 0.66% 3/7/17, VRDN (a)(b)	18,650	18,650
(C-Port LLC Proj.) Series 2008, 0.69% 3/7/17, LOC Bank of America NA, VRDN (a)	8,450	8,450
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 3/7/17, VRDN (a)	45,735	45,735
Series 2010 B1, 0.8% 3/7/17, VRDN (a)	17,660	17,660
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.67% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700	15,700
Series 2010 B, 0.67% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	61,300	61,300
		190,480
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.66% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	27,780	27,780
Maryland - 0.2%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.68% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,300	10,300
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.67% 3/7/17, LOC PNC Bank NA, VRDN (a)(b)	10,000	10,000
Series 2008 C, 0.67% 3/7/17, LOC PNC Bank NA, VRDN (a)(b)	8,450	8,450
		28,750
Michigan - 0.5%
Michigan Fin. Auth. Rev. Series 22 A, 0.67% 3/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	27,495	27,495
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 0.69% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	33,100	33,100
		60,595
Minnesota - 0.1%
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.7% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	9,800	9,800
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.7% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	3,400	3,400
		13,200
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.7% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.68% 3/7/17, LOC Bank of America NA, VRDN (a)	14,000	14,000
		24,000
Missouri - 0.2%
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	25,600	25,600
Nebraska - 0.1%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.68% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2015 D, 0.65% 3/7/17 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	695	695
Series 2016 D, 0.65% 3/7/17 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	195	195
		10,890
Nevada - 1.5%
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.):
Series 2009 A, 0.7% 3/7/17, LOC Bank of America NA, VRDN (a)	25,650	25,650
0.66% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	38,000	38,000
Series 2008 A, 0.67% 3/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	42,800	42,800
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	7,280	7,280
Reno Cap. Impt. Rev. Series 2005 A, 0.71% 3/7/17, LOC Bank of America NA, VRDN (a)	38,100	38,100
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.69% 3/7/17, VRDN (a)(b)	24,900	24,900
Series 2016 D, 0.69% 3/7/17, VRDN (a)(b)	9,400	9,400
Series 2016 E, 0.69% 3/7/17, VRDN (a)(b)	11,200	11,200
		197,330
New York - 8.1%
New York City Gen. Oblig. Series 2004 A3, 0.68% 3/7/17, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	14,890	14,890
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	6,400	6,400
(Beacon Mews Dev. Proj.) Series 2006 A, 0.66% 3/7/17, LOC Citibank NA, VRDN (a)(b)	8,000	8,000
(Courtland Avenue Apts. Proj.) Series A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	7,905	7,905
(East 165th Street Proj.) Series A, 0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	7,665	7,665
(Intervale Gardens Apts.) Series A, 0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	3,115	3,115
(La Casa del Sol Proj.) Series 2005 A, 0.7% 3/7/17, LOC Citibank NA, VRDN (a)(b)	4,350	4,350
(Louis Nine Boulevard Apts. Proj.) Series A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.69% 3/7/17, LOC Citibank NA, VRDN (a)(b)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	7,840	7,840
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.7% 3/7/17, LOC Citibank NA, VRDN (a)(b)	5,265	5,265
(Villa Avenue Apts. Proj.) Series 2006 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	5,990	5,990
Series 2011 A, 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	9,350	9,350
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	37,900	37,900
(Linden Plaza Proj.) Series 2008 A, 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	61,930	61,930
New York City Transitional Fin. Auth. Rev. Series 2003 A2, 0.62% 3/2/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	36,100	36,100
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	62,700	62,700
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(360 West 43rd Street Hsg. Proj.) Series A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	9,900	9,900
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	62,100	62,100
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	39,500	39,500
Series 1999 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	28,500	28,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	68,800	68,800
Series 2006 A, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	21,500	21,500
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.66% 3/7/17, LOC Wells Fargo Bank NA, VRDN(a)	41,950	41,950
(Helena Hsg. Proj.) Series 2003 A, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	9,000	9,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	7,435	7,435
(Sea Park East Hsg. Proj.) Series 2004 A, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	13,300	13,300
(Sea Park West Hsg. Proj.) Series 2004 A, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	14,100	14,100
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	10,000	10,000
Series 2002 A, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	74,800	74,800
(Tribeca Park Proj.) Series 1997 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	74,100	74,100
(West 20th Street Proj.) Series 2001 A, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	51,000	51,000
(Worth Street Hsg. Proj.) Series A, 0.66% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
Series 2004 A, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	53,950	53,950
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C3, 0.66% 3/7/17, LOC Mizuho Bank Ltd., VRDN (a)(b)	15,500	15,500
Series 2010 A, 0.66% 3/7/17, LOC Bank of Nova Scotia, VRDN (a)(b)	2,000	2,000
		1,062,935
North Carolina - 0.4%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.72% 3/7/17, LOC Rabobank Nederland New York Branch, VRDN (a)	3,300	3,300
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.69% 3/7/17, LOC Branch Banking & Trust Co., VRDN (a)	28,500	28,500
Series 1998, 0.69% 3/1/17, LOC Branch Banking & Trust Co., VRDN (a)	6,915	6,915
North Carolina Med. Care Commission Hosp. Rev. (Wayne Memorial Hosp. Proj.) Series 2009, 0.67% 3/7/17, LOC Branch Banking & Trust Co., VRDN (a)	6,880	6,880
		45,595
Ohio - 0.3%
Greene County Hosp. Facilities Rev. Series A, 0.7% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	1,965	1,965
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.7% 3/7/17, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	31,660	31,660
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series B, 0.7% 3/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	995	995
Series F, 0.7% 3/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	2,485	2,485
Series 2004 D, 0.67% 3/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	950	950
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 G, 0.7% 3/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,920	3,920
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.69% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	2,900	2,900
		44,875
Oklahoma - 0.1%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.7% 3/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,120	10,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.71% 3/7/17, LOC Bank of America NA, VRDN (a)	5,955	5,955
		16,075
Oregon - 0.1%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.68% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	3,260	3,260
(New Columbia - Trouton Proj.) Series 2005, 0.68% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	5,315	5,315
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.67% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
		18,075
Pennsylvania - 0.2%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.65% 3/7/17, LOC PNC Bank NA, VRDN (a)	115	115
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.82% 3/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,095	2,095
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.69% 3/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,340	11,340
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 0.74% 3/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
(Willow Valley Retirement Proj.) Series 2009 B, 0.66% 3/7/17, LOC PNC Bank NA, VRDN (a)	7,200	7,200
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.72% 3/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	895	895
		28,550
South Carolina - 0.5%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.69% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.67% 3/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	22,865	22,865
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.67% 3/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	29,900	29,900
		67,765
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.75% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	5,185	5,185
Tennessee - 0.9%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2008, 0.68% 3/1/17, LOC Bank of America NA, VRDN (a)	14,490	14,490
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.68% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000	10,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 0.67% 3/7/17, LOC PNC Bank NA, VRDN (a)(b)	25,000	25,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.69% 3/7/17, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.74% 3/7/17, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.7% 3/7/17, LOC Bank of America NA, VRDN (a)	11,620	11,620
		117,410
Texas - 6.9%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.65% 3/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,775	44,775
Series 2005 2, 0.65% 3/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,750	44,750
Series 2005 3, 0.65% 3/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,775	44,775
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.66% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.66% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Series 2001, 0.66% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.66% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	50,000	50,000
(Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.66% 3/7/17, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Series 2008, 0.66% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	50,000	50,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.71% 3/7/17, LOC Citibank NA, VRDN (a)(b)	12,970	12,970
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.77% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,390	7,390
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.68% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	34,300	34,300
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	7,210	7,210
(Primrose at Bammel Apts. Proj.) Series 2005, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	7,680	7,680
Houston Arpt. Sys. Rev. Series 2010, 0.68% 3/7/17, LOC Barclays Bank PLC, VRDN (a)	64,375	64,375
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 0.71% 3/7/17, LOC Citibank NA, VRDN (a)(b)	8,415	8,415
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.85% 3/7/17, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.77% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	11,950	11,950
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.7% 3/1/17, VRDN (a)	12,625	12,625
Series 2004, 0.83% 3/7/17, VRDN (a)(b)	99,850	99,850
Series 2009 A, 0.7% 3/1/17, VRDN (a)	4,700	4,700
Series 2009 B, 0.7% 3/1/17, VRDN (a)	19,190	19,190
Series 2009 C, 0.7% 3/1/17, VRDN (a)	18,000	18,000
Series 2010 B, 0.7% 3/1/17, VRDN (a)	27,335	27,335
Series 2010 C, 0.7% 3/1/17, VRDN (a)	11,600	11,600
Series 2010 D:
0.7% 3/1/17, VRDN (a)	18,825	18,825
0.7% 3/1/17, VRDN (a)	11,085	11,085
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.66% 3/7/17, VRDN (a)(b)	25,000	25,000
Series 2001, 0.66% 3/7/17, VRDN (a)(b)	2,500	2,500
Series 2002, 0.66% 3/7/17, VRDN (a)(b)	17,500	17,500
Series 2010 A, 0.69% 3/7/17 (Total SA Guaranteed), VRDN (a)	1,000	1,000
Series 2012, 0.69% 3/7/17 (Total SA Guaranteed), VRDN (a)	35,300	35,300
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.69% 3/7/17 (Total SA Guaranteed), VRDN (a)	11,600	11,600
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.69% 3/7/17 (Total SA Guaranteed), VRDN (a)	34,200	34,200
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.73% 3/7/17 (Total SA Guaranteed), VRDN (a)(b)	4,700	4,700
Port Port Arthur Nav District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.69% 3/7/17 (Total SA Guaranteed), VRDN (a)	5,300	5,300
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.) 0.67% 3/7/17, LOC BNP Paribas SA, VRDN (a)(b)	50,000	50,000
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.7% 3/7/17, LOC Gen. Elec. Co., VRDN (a)(b)	5,150	5,150
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Residences at Sunset Pointe Proj.) Series 2006, 0.79% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	8,885	8,885
		898,735
Utah - 0.1%
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
Virginia - 0.3%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.66% 3/7/17, LOC Freddie Mac, VRDN (a)(b)	8,000	8,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.67% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000	10,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.71% 3/7/17, LOC Bank of America NA, VRDN (a)	3,295	3,295
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.67% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,160	2,160
Series 2001, 0.67% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,450	1,450
Series 2006, 0.67% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,050	3,050
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.67% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000	10,000
		37,955
Washington - 1.3%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.68% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	16,305	16,305
Port of Seattle Rev. Series 2008, 0.71% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	76,550	76,550
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.68% 3/7/17, LOC Bank of America NA, VRDN (a)	25,000	25,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.68% 3/7/17, LOC Bank of America NA, VRDN (a)	7,055	7,055
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D, 0.68% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000	20,000
Series E, 0.68% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000	20,000
		164,910
West Virginia - 0.5%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.68% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.8% 3/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	1,400	1,400
Series 1990 B, 0.8% 3/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	1,400	1,400
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.87% 3/7/17, VRDN (a)(b)	22,775	22,775
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.91% 3/7/17, VRDN (a)(b)	26,900	26,900
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) 0.72% 3/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	100	100
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.68% 3/7/17, LOC Bank of America NA, VRDN (a)(b)	6,580	6,580
		67,575
Wisconsin - 0.0%
Kohler Solid Waste Disp. (Kohler Co. Proj.) Series 1997, 0.84% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,300	3,300
Wyoming - 0.2%
Converse County Envir. Impt. Rev. Series 1995, 0.76% 3/7/17, VRDN (a)(b)	1,200	1,200
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.75% 3/7/17, VRDN (a)	1,500	1,500
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.77% 3/7/17, VRDN (a)(b)	20,350	20,350
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.75% 3/7/17, VRDN (a)	3,800	3,800
		26,850
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $5,760,797)		5,760,797

Tender Option Bond - 20.4%
Alabama - 0.0%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,975	2,975
Alaska - 0.1%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.68% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	16,665	16,665
Arizona - 0.3%
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters YX 10 32, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,515	3,515
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	9,400	9,400
Participating VRDN:
Series 16 XM 02 45, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,395	6,395
Series Floaters XF 21 92, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,245	5,245
Series Floaters XM 04 47, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,200	5,200
Series Putters XM0009, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Series ROC II R 14060, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
		37,755
California - 0.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11974, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,555	4,555
Dignity Health Participating VRDN Series 17 04, 0.72% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,825	10,825
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,500	1,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series 16 ZF0321, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,380	3,380
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.84%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	16,775	16,775
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,050	10,050
		49,185
Colorado - 1.8%
Cherry Creek School District No. 5 Gen. Oblig. Bonds Series Solar 17 3, 0.84%, tender 4/20/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,820	3,820
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	42,860	42,860
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 0.84% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,300	4,300
Series ZF 04 17, 0.79% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,800	3,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 16 0003, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	23,000	23,000
Series EGL 16 0005, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	23,150	23,150
Series EGL 16 0006, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	18,810	18,810
Series EGL 16 0007, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,440	9,440
Series Floaters 16 XF1031, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	21,625	21,625
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 0.67% 3/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,030	14,030
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	10,800	10,800
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 0.84%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	46,725	46,725
Participating VRDN Series Floaters XM 03 85, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Participating VRDN Series Putters 15 XM0007, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,600	5,600
		235,460
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series BA 15 XF0247, 0.7% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	8,614	8,614
District Of Columbia - 0.5%
District Columbia Income Tax Rev. Participating VRDN Series XM 02 84, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,000	11,000
District of Columbia Gen. Oblig. Participating VRDN:
Series 16 XM 03 25, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series Floaters YX 10 39, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,655	6,655
Series MS 4301, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000	9,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,400	12,400
Series Floaters XM 04 12, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Series Floaters XM 04 37, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,400	8,400
Series XF 23 41, 0.75% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,800	4,800
		60,755
Florida - 1.4%
Brooks Health Sys. Participating VRDN Series XG 0064, 0.81% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	14,905	14,905
Central Florida Expressway Bonds Series RBC E 62, 0.84%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	69,685	69,685
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 12017, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	19,700	19,700
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 16 ZF0339, 0.71% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,160	2,160
Miami Beach Resort Tax Rev. Participating VRDN:
Series 15 XF0260, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	16,160	16,160
Series RBC 15 ZM0119, 0.69% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,500	7,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,255	9,255
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,040	8,040
Miami-Dade County Gen. Oblig. Participating VRDN Series XM 04 70, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,930	6,930
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 0.79% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,175	2,175
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,400	6,400
RBC Muni. Products, Inc. Trust Bonds Series E70, 0.84%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	10,595	10,595
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2213, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,800	6,800
Series 16 XF2214, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
		185,105
Georgia - 0.2%
Fulton County Gen. Oblig. Bonds Series 2017 07, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	8,080	8,080
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series Floaters XM 04 35, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
Series Floaters ZM 01 52, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,735	3,735
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 0.84%, tender 3/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,800	5,800
		21,615
Hawaii - 0.2%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,000	6,000
Hawaii Gen. Oblig. Participating VRDN:
Series Floaters XF 05 18, 0.68% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,835	3,835
Series Floaters XM 04 29, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,005	4,005
		20,505
Illinois - 0.9%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.89% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Series 15 XM0114, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,240	6,240
Series 17 XM 0492, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,250	5,250
Series BA 15 XF0248, 0.7% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	12,855	12,855
Series Floaters XM 04 19, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,110	2,110
Series MS 3332, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,700	5,700
Series Putters 0022, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,205	11,205
Series XL 00 21, 0.67% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,950	3,950
Series ZF 04 78, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,960	2,960
0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.74% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,055	4,055
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.72% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series 15 XM 0078, 0.69% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,285	10,285
Series 15 ZM0118, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,335	3,335
Series Floaters XL 00 41, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,940	8,940
Series MS 16 XF 2212, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,767	2,767
Series XM 04 75, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,375	9,375
Series ZF 24 03, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,665	6,665
The County of Cook Participating VRDN Series XF 23 13, 0.79% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,500	4,500
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.7% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	6,000	6,000
		115,342
Indiana - 0.8%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.84% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,000	13,000
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 0.7% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,180	17,180
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.84%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	75,280	75,280
		105,460
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.81% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,625	7,625
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.69% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	108,700	108,700
Series XM 02 89, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,990	9,990
		118,690
Maryland - 0.2%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.9% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,400	13,400
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 15 XF0246, 0.71% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	5,055	5,055
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,020	6,020
		24,475
Massachusetts - 0.8%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 06 11, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	17,410	17,410
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	71,570	71,570
Series Clipper 07 41, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	17,600	17,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 3990, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
		108,580
Michigan - 0.2%
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 03 92, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,300	4,300
Series Floaters XM 04 65, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,535	5,535
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,890	4,890
Series 16 ZM0166, 0.67% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,240	2,240
Series XM 04 72, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,750	1,750
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.84%, tender 3/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,000	3,000
Univ. of Michigan Rev. Participating VRDN Series ZM 04 74, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
		29,215
Minnesota - 0.0%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335	3,335
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	10,500	10,500
Series ROC II R 14027, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,680	3,680
		14,180
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XL 00 37, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,785	2,785
Missouri Health & Edl. Facilities Rev. Participating VRDN Series XF 0292, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,305	11,305
		14,090
Nebraska - 0.2%
Douglas County School District #1 Bonds Series 2016 27, 0.84%, tender 3/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	15,200	15,200
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.82% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,700	7,700
Series Floaters XX 10 04, 0.7% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,410	5,410
		28,310
Nevada - 0.5%
Clark County Participating VRDN Series XM 02 80, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	32,115	32,115
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,400	2,400
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0446, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,005	7,005
Series ZF 04 79, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,000	12,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series 16 ZF0382, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,685	4,685
Series Floaters XM 04 66, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,225	3,225
		61,430
New Hampshire - 0.0%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,412	4,412
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.83% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,100	5,100
New York - 0.6%
New York City Gen. Oblig. Participating VRDN Series ROC II R 14045, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,600	11,600
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series XM 02 86, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series 16 ZF0449, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,025	7,025
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11994, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,500	4,500
Series ROC II R 14082, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,850	3,850
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Floaters XF 05 25, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,640	2,640
Series ROC II R 14005, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
ROC II R 11944, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,150	5,150
Series ROC II R 11943, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,580	5,580
New York Liberty Dev. Corp. Participating VRDN Series 16 XF0406, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,910	5,910
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
		80,285
North Carolina - 1.8%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Series EGL 14 0050, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	63,665	63,665
Series EGL 14 0051:
0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	16,300	16,300
0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	14,220	14,220
Series EGL 14 0052, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	64,735	64,735
Series MS 15 XF2165, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,385	8,385
Series MS 15 ZM0105, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,280	2,280
Series ROC II R 11850, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,600	12,600
Series XM 02 82, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,000	11,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,335	3,335
North Carolina Cap. Impt. Ltd.:
Bonds Series WF 11 136C, 0.84%, tender 4/6/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,765	2,765
Participating VRDN Series ROC II R 14028, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series 15 XF0147, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	9,365	9,365
Series Floaters XM 04 44, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,625	3,625
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	4,700	4,700
		230,775
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series RBC E58, 0.84%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	17,695	17,695
Ohio - 0.3%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.81% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800	2,800
Lucas County Gen. Oblig. Bonds Series 2016 26, 0.84%, tender 3/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,250	5,250
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 2015 XF0105, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	20,000	20,000
Series 2016 ZF0355, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,800	4,800
Series Putters 3550, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,745	6,745
Series XL 00 31, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
		43,095
Oklahoma - 0.0%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,105	6,105
Oregon - 0.2%
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.94%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	10,775	10,775
Participating VRDN Series ROC II R 11949, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,615	3,615
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 0.94%, tender 6/8/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,400	6,400
		20,790
Pennsylvania - 1.6%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 16 XF0425, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,560	4,560
Series Putters 0047, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Montgomery Cnty. Indl. Dev. Auth. Rev. Participating VRDN Series Floaters 62 144, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,630	5,630
Pennsylvania Gen. Oblig. Participating VRDN Series 16 ZF0424, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,590	3,590
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.84%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	74,700	74,700
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 0.84%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,995	6,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.94%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,600	2,600
Philadelphia Auth. For Indl. Dev. Participating VRDN Series 15 ZF0167, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.84%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	107,810	107,810
		207,885
South Carolina - 0.3%
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	8,000	8,000
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 0.74% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,995	2,995
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 0.76% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,470	2,470
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.73% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	25,245	25,245
		38,710
Tennessee - 0.3%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Bonds Series Solar 17 11, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	16,880	16,880
Participating VRDN Series Putters 2631, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,230	18,230
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.74% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
		40,110
Texas - 2.0%
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,760	3,760
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.94%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,540	5,540
Board of Regents of The Univ. of Texas Participating VRDN Series Floaters 16 ZM0399, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
City of Dallas Wtrwks. and Swr. Sys. Rev. Participating VRDN Series XF 23 34, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Cleburne Independent School District Participating VRDN Series ZF 04 95, 0.67% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,600	5,600
Conroe Independent School District Bonds Series 2016 15, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	10,370	10,370
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,400	6,400
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,310	6,310
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,600	4,600
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.67% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,165	4,165
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.68% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	14,400	14,400
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,250	2,250
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	22,305	22,305
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	10,235	10,235
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Floaters XM 03 77, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,750	17,750
Series XF 0293, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,020	9,020
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 0.67% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	7,465	7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,625	11,625
Series 16 ZF 0282, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,760	3,760
Series XY1001, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,620	4,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,300	1,300
Series Floaters ZM 04 07, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,250	6,250
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,750	6,750
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,580	1,580
Texas Gen. Oblig.:
Bonds Series WF 1183C, 0.91%, tender 3/30/17 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	15,090	15,090
Participating VRDN:
Series 15 XF0075, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,915	11,915
Series 16 ZF0248, 0.68% 3/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,640	2,640
Series EGL 07 139, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,685	8,685
Series Floaters XM 04 04, 0.67% 3/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750	3,750
Series MS 3390, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Series Putters 3478, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Texas St. Wtr. Finl. Auth. Rev. Participating VRDN Series 16 XM 02 56, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.69% 3/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,500	3,500
		255,275
Utah - 0.3%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.69% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	14,900	14,900
Utah County Hosp. Rev. Participating VRDN:
Series XM 03 64, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,730	6,730
Series ZF 04 96, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,100	11,100
		32,730
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.74% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,875	3,875
Virginia - 0.6%
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3309, 0.67% 3/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,300	2,300
Fairfax County Indl. Dev. Auth. Rev. Participating VRDN Series XG 00 21, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,660	6,660
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, 0.82%, tender 5/25/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,435	3,435
Participating VRDN Series EGL 14 0048, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	41,105	41,105
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XL 00 11, 0.72% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,335	3,335
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 0.67% 3/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,770	6,770
Virginia Gen. Oblig. Bonds Series 2016 11, 0.71%, tender 3/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	4,700	4,700
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,370	3,370
Series ROC II R 11923, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,620	3,620
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,015	1,015
		76,310
Washington - 2.0%
Catholic Health Initiatives Participating VRDN Series XF 1017, 0.94% 3/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,700	5,700
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series 15 XF2158, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,885	2,885
Series Floaters XF 05 33, 0.67% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	9,495	9,495
Series Floaters ZF 04 72, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Floaters ZF 04 73, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,140	4,140
King County Gen. Oblig. Participating VRDN Series Floaters XM 04 41, 0.69% 3/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,500	2,500
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.68% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	39,785	39,785
Series Putters 15 XM0012, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,950	6,950
Series ROC II R 11962, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,700	2,700
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 17 19, 0.82%, tender 5/25/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,885	3,885
Series WF 11-18C, 0.94%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,730	6,730
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 0.84%, tender 4/27/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	7,675	7,675
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 0.94%, tender 8/17/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	33,900	33,900
Participating VRDN:
Series 16 XM 02 55, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,005	5,005
Series 16 XM0216, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,835	13,835
Series 16 XM0218, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,635	11,635
Series 16 XM0219, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,790	11,790
Series 16 ZF0352, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,660	11,660
Series MS 33 864X, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,300	3,300
Series Putters 3854, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
Series ROC 14090, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,400	9,400
Series ROC II R 11889, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,250	2,250
Series ROC II R 14074, 0.67% 3/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Series XF 0294, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0083, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,875	16,875
Series 15 XF0132, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,065	7,065
Series 15 XF0148, 0.68% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	7,485	7,485
Series 2015 XF0150, 0.7% 3/7/17 (Liquidity Facility Bank of America NA) (a)(c)	4,355	4,355
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,100	5,100
		261,050
Wisconsin - 0.5%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	26,200	26,200
Series Clipper 09 53, 0.68% 3/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	12,745	12,745
Wisconsin Health & Edl. Facilities Participating VRDN:
Series MS 3337, 0.67% 3/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,000	5,000
Series XM 04 79, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.67% 3/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Floaters 3184, 0.67% 3/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,860	11,860
		65,305
TOTAL TENDER OPTION BOND
(Cost $2,658,873)		2,658,873

Other Municipal Security - 33.5%
Alabama - 0.3%
Huntsville Health Care Auth. Rev.:
Series 2016, 0.85% 3/2/17, CP	21,600	21,600
0.7% 3/6/17, CP	17,800	17,800
		39,400
Arizona - 1.3%
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5.5% 9/1/17	4,815	4,925
Arizona School Facilities Board Rev. Bonds 5% 7/1/17	1,000	1,014
Arizona Trans. Board Excise Tax Rev. Bonds Series 2007, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	8,000	8,110
Arizona Trans. Board Hwy. Rev. Bonds Series 2011 A, 5% 7/1/17	10,700	10,852
Gilbert Wtr. Resources Municpial Property Corp. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	3,600	3,685
Phoenix Civic Impt. Corp.:
Series 14 B2, 0.78% 4/6/17, LOC Barclays Bank PLC, CP (b)	13,200	13,200
Series 14B1:
0.75% 4/4/17, LOC Bank of America NA, CP (b)	23,200	23,200
0.76% 4/5/17, LOC Bank of America NA, CP (b)	23,200	23,200
0.8% 3/1/17, LOC Bank of America NA, CP (b)	48,100	48,100
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2014 B, 5% 7/1/17	8,275	8,389
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds (Arizona Salt River Proj.) Series 2009 B, 4% 1/1/18	3,775	3,866
Series C, 0.75% 3/16/17, CP	25,000	25,000
		173,541
California - 2.1%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.75%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada) (a)	78,330	78,330
Series 2010 B, 0.75%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada) (a)	28,025	28,025
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2016, 0.99% 4/4/17 (Liquidity Facility Royal Bank of Canada), CP	34,600	34,600
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17	25,300	25,492
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	103,800	104,593
		271,040
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN:
Series 2016 A, 5% 6/29/17	37,300	37,797
Series 2016 B, 4% 6/29/17	64,900	65,593
Colorado Gen. Fdg. Rev. TRAN Series 2016 A, 2% 6/27/17	39,575	39,714
Colorado Springs Utils. Rev. Series A:
0.8% 4/7/17, LOC Bank of America NA, CP	3,500	3,500
0.8% 6/6/17, LOC Bank of America NA, CP	5,000	5,000
0.8% 6/15/17, LOC Bank of America NA, CP	11,000	11,000
		162,604
Connecticut - 1.1%
Brookfield Gen. Oblig. BAN Series B, 2% 11/16/17	5,800	5,846
Connecticut Gen. Oblig. Bonds:
Series 2011 D, 5% 11/1/17	4,685	4,811
Series 2013 A:
0.69% 7/1/17 (a)	6,800	6,800
0.69% 1/1/18 (a)	2,300	2,300
Series 2014 C, 5% 6/15/17	2,105	2,131
Series 2015 A, 3% 3/15/17	2,000	2,002
Series 2016 E, 2% 10/15/17	14,900	14,997
Series 2016 G, 4% 11/1/17	27,300	27,817
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S2:
0.78% tender 3/1/17, CP mode	10,400	10,400
0.78% tender 3/6/17, CP mode	6,625	6,625
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	15,365	15,430
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17	24,000	24,132
Rocky Hill Gen. Oblig. BAN Series 2016, 1.5% 6/22/17	12,500	12,528
Univ. of Connecticut Gen. Oblig. Bonds Series 2016 A, 4% 3/15/17	6,540	6,548
		142,367
Delaware - 0.1%
Delaware Gen. Oblig. Bonds Series 2016 B, 5% 3/1/17 (b)	10,035	10,035
District Of Columbia - 0.6%
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000 L, 0.7% tender 3/2/17, LOC JPMorgan Chase Bank, CP mode	6,500	6,500
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 01:
0.72% 3/23/17, LOC JPMorgan Chase Bank, CP	13,500	13,500
0.78% 6/6/17, LOC JPMorgan Chase Bank, CP	14,900	14,900
Series 1:
0.68% 3/3/17, LOC JPMorgan Chase Bank, CP	33,700	33,700
0.77% 3/3/17, LOC JPMorgan Chase Bank, CP	9,800	9,800
		78,400
Florida - 2.4%
Charlotte County School District TAN Series 2016, 2% 3/31/17	500	501
Florida Board of Ed. Lottery Rev. Bonds Series 2007 A, 5% 7/1/17	1,250	1,267
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2014 C, 5% 6/1/17	2,320	2,344
Florida Local Govt. Fin. Cmnty. Series 11A1:
0.74% 4/4/17, LOC JPMorgan Chase Bank, CP	35,100	35,100
0.78% 3/7/17, LOC JPMorgan Chase Bank, CP	37,500	37,500
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.75% 4/27/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,610	5,610
0.84% 3/16/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,200	1,200
Miami-Dade County Aviation Rev.:
Bonds:
Series 2007 C, 5.25% 10/1/17 (Pre-Refunded to 10/1/17 @ 100) (b)	20,000	20,486
Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100) (b)	25,240	25,823
Series C:
0.75% 4/4/17, LOC Bank of America NA, CP (b)	15,000	15,000
0.78% 3/1/17, LOC Bank of America NA, CP (b)	5,000	5,000
0.85% 3/7/17, LOC Bank of America NA, CP (b)	20,000	20,000
Miami-Dade County Wtr. & Swr. Rev. Series A1:
0.8% 3/7/17, LOC Barclays Bank PLC, CP	28,600	28,600
0.8% 3/7/17, LOC Barclays Bank PLC, CP	12,500	12,500
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.94%, tender 9/26/17 (a)	28,200	28,200
Series 2014 A1, 0.89%, tender 9/26/17 (a)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.94%, tender 9/26/17 (a)	42,015	42,015
		310,046
Georgia - 2.5%
Atlanta Arpt. Rev.:
Series D4, 0.79% 3/9/17, LOC Bank of America NA, CP (b)	5,368	5,368
Series E1, 0.82% 3/9/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,460	2,460
Series E2:
0.79% 3/9/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	4,133	4,133
0.85% 3/9/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	4,486	4,486
Series E3:
0.77% 3/9/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,439	2,439
0.85% 3/9/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	247	247
Atlanta Wtr. & Wastewtr. Rev. Series 15A1, 0.82% 4/10/17, LOC PNC Bank NA, CP	19,300	19,300
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Auth. Gen. Resolution Projs.) Series 85A, 0.8% tender 3/9/17, LOC Barclays Bank PLC, CP mode	11,400	11,400
Series B, 0.75% 4/7/17, LOC PNC Bank NA, CP	28,900	28,900
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	63,825	63,825
Series 2010 A2, 0.75%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)	179,100	179,100
		321,658
Hawaii - 0.3%
Honolulu City & County Gen. Oblig.:
Series B1, 0.7% 3/8/17, LOC Sumitomo Mitsui Banking Corp., CP	15,000	15,000
Series B2:
0.77% 3/8/17, LOC Sumitomo Mitsui Banking Corp., CP	6,600	6,600
0.81% 3/8/17, LOC Sumitomo Mitsui Banking Corp., CP	13,300	13,300
		34,900
Idaho - 0.8%
Idaho Gen. Oblig. TAN Series 2016, 2% 6/30/17	88,480	88,848
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.75%, tender 6/1/17 (a)	10,300	10,300
		99,148
Illinois - 1.6%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2008 A:
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	4,235	4,373
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,900	4,026
5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	18,250	18,840
Illinois Fin. Auth. Ed. Rev. Series LOY, 0.77% 3/1/17, LOC PNC Bank NA, CP	22,740	22,740
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.95%, tender 9/26/17 (a)	40,850	40,850
(Hosp. Sisters Svcs., Inc. Proj.):
Series 2012 H:
0.75% tender 3/9/17, CP mode	16,400	16,400
0.81% tender 7/6/17, CP mode	26,500	26,500
Series 2012 I, 0.75% tender 4/6/17, CP mode	25,660	25,660
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 I, 0.77% tender 3/20/17, CP mode	16,400	16,400
Series 12I, 0.78% tender 3/1/17, CP mode	16,500	16,500
Series E, 5%, tender 5/1/17 (a)	4,300	4,331
Southwestern Ill Dev. Auth. Heal Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2017 B, 0.69% tender 3/3/17, CP mode	9,700	9,700
		206,320
Indiana - 0.5%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Proj.) Series D-2, 0.72% tender 4/5/17, CP mode	28,400	28,400
Indianapolis Gas Util. Sys. Rev.:
Series 2017, 0.77% 3/8/17, LOC JPMorgan Chase Bank, CP	16,400	16,400
Series A2, 0.77% 3/9/17, LOC JPMorgan Chase Bank, CP	16,400	16,400
		61,200
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	30,600	30,701
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	7,600	7,600
Louisville Reg'l. Arpt. Auth. Sys. Rev. Bonds Series 2011 A, 5% 7/1/17 (Escrowed to Maturity) (b)	3,000	3,040
		10,640
Maryland - 0.6%
Baltimore County Gen. Oblig. Series 2017, 0.75% 3/2/17 (Liquidity Facility Mizuho Bank Ltd.), CP	42,100	42,100
Baltimore Proj. Rev. Bonds (Baltimore Proj.) Series 2007 C, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	4,000	4,055
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds (Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	11,000	11,169
Maryland Trans. Auth. Grant Rev. Bonds Series 2007, 5% 3/1/17	6,700	6,700
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.75%, tender 6/1/17 (a)	20,100	20,100
		84,124
Massachusetts - 1.6%
Massachusetts Gen. Oblig.:
Bonds Series B, 1.12% 2/1/18 (a)(e)	53,300	53,385
RAN:
Series 2016 B 2% 5/22/17	20,200	20,254
Series 2016 C 2% 6/26/17	52,500	52,716
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.75% tender 3/16/17, CP mode	9,100	9,100
Series 1993 A, 0.8% tender 3/9/17, CP mode	22,100	22,100
Series 93B, 0.85% tender 3/30/17, CP mode	12,100	12,100
Massachusetts Port Auth. Rev. Series 12B, 0.77% 3/8/17, LOC TD Banknorth, NA, CP (b)	25,000	25,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series B, 0.76% 3/14/17, LOC Citibank NA, CP	17,700	17,700
		212,355
Michigan - 1.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.89%, tender 9/26/17 (a)	16,745	16,745
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A, 5% 7/1/17	26,900	27,271
Series 2013 M1, 0.75%, tender 6/1/17 (a)	35,000	35,000
Michigan Gen. Oblig. Bonds (Envir. Prog.) Series 2008 A, 5% 5/1/17	18,680	18,810
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	26,100	26,106
Series 2010 F2, 1.5%, tender 3/1/17 (a)	9,275	9,275
Univ. of Michigan Rev.:
Series K1, 0.78% 3/6/17, CP	22,900	22,900
Series K2, 0.73% 10/30/17, CP	14,400	14,400
		170,507
Minnesota - 0.2%
Minnesota Gen. Oblig. Bonds Series 2009 F, 4% 8/1/17	3,025	3,065
Univ. of Minnesota Gen. Oblig.:
Series 07C, 0.72% 4/4/17, CP	17,050	17,050
Series 09D, 0.73% 4/5/17, CP	10,000	10,000
		30,115
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN Series 2016, 2% 6/1/17	18,900	18,957
Montana - 0.2%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.52%, tender 3/1/18 (a)	5,975	5,975
Series 1998, 0.52%, tender 3/1/18 (a)	11,695	11,695
Series 2007, 0.52%, tender 3/1/18 (a)	5,435	5,435
Series 2013, 0.52%, tender 3/1/18 (a)	2,665	2,665
		25,770
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2010 C, 5% 1/1/18	2,160	2,229
Series A:
0.7% 3/7/17, CP	16,100	16,100
0.71% 3/14/17, CP	9,325	9,325
0.78% 3/8/17, CP	9,000	9,000
0.78% 3/16/17, CP	12,925	12,925
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.72% 3/1/17, CP	7,800	7,800
0.72% 3/13/17, CP	9,300	9,300
0.73% 3/20/17, CP	5,700	5,700
0.75% 4/4/17, CP	3,500	3,500
0.76% 5/4/17, CP	8,900	8,900
0.78% 3/6/17, CP	8,630	8,630
0.8% 4/3/17, CP	9,200	9,200
0.8% 4/6/17, CP	9,800	9,800
		112,409
Nevada - 0.4%
Clark County School District Bonds Series 2007 C, 5% 6/15/17	1,060	1,073
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 06A:
0.7% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,000	14,000
0.77% 3/2/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,850	13,850
0.8% 3/8/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,950	13,950
Series 06B, 0.79% 3/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,300	13,300
		56,173
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A:
0.8% tender 3/16/17, CP mode (b)	9,390	9,390
0.85% tender 3/10/17, CP mode (b)	27,100	27,100
Series 1990 A1, 0.94% tender 3/13/17, CP mode (b)	2,500	2,500
Series A1, 0.94% tender 3/14/17, CP mode (b)	23,800	23,800
(New England Pwr., Co. Proj.) Series 1990 B, 0.85% tender 3/2/17, CP mode	15,300	15,300
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,000	2,046
		80,136
New Jersey - 1.3%
Burlington County Bridge Commission Lease Rev. BAN Series 2016 B, 2% 4/26/17	11,500	11,521
Burlington County Gen. Oblig. BAN Series 2016 A, 2% 5/16/17	21,700	21,758
Englewood Gen. Oblig. BAN 2.25% 4/6/17	16,069	16,091
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	19,247	19,302
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	16,200	16,364
Middlesex County Gen. Oblig. BAN 2% 6/15/17	23,700	23,789
New Jersey Econ. Dev. Auth. Rev. Bonds 5% 12/15/17 (Escrowed to Maturity)	4,018	4,140
Paramus BAN Series 2017, 2% 2/16/18	14,697	14,826
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	19,000	19,122
Township of Bridgewater BAN Series 2016, 2% 8/15/17	8,032	8,061
Union County Gen. Oblig. BAN Series 2016, 2% 6/23/17	12,600	12,644
Upper Saddle River Gen. Oblig. BAN Series 2017, 2% 2/16/18	3,824	3,859
		171,477
New York - 1.6%
Albany County Gen. Oblig. BAN Series 2016, 2% 5/25/17	18,000	18,049
Bay Shore Union Free School District TAN Series 2016, 2% 6/23/17	24,400	24,474
Bayport-Blue Point Union Free School District TAN Series 2016, 2% 6/27/17	6,600	6,621
Harborfields Central School District Greenlawn TAN 1.5% 6/23/17	6,600	6,617
Islip Union Free School District TAN Series 2016, 2% 6/23/17	13,200	13,241
Lockport City School District BAN Series 2016, 2% 8/4/17	13,030	13,102
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2003 A, 5% 11/1/17	1,650	1,694
Series 2011 E, 5% 11/1/17	12,350	12,678
New York City Trust For Cultural Bonds (American Museum of Natural History Proj.) Series 2014 B1, 0.74%, tender 10/6/17 (a)	7,600	7,600
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2015 E, 3% 3/15/17	2,000	2,002
New York Dorm. Auth. Revs.:
Bonds Series 2007, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	8,080	8,191
Series 2016, 0.79% 3/7/17, CP	5,000	5,000
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 3% 3/15/17	16,100	16,114
New York Pwr. Auth. Series 2, 0.77% 3/7/17, CP	31,700	31,700
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2012 A, 5% 3/15/17	2,500	2,504
Rochester Gen. Oblig. BAN:
Series 2016 III, 1.25% 3/1/17	11,300	11,300
Series I, 2% 8/4/17	14,700	14,772
Tonawanda Town BAN Series 2016, 2% 8/31/17	9,875	9,917
Westchester County Gen. Oblig. BAN Series 2016 A, 2% 12/15/17	6,160	6,200
		211,776
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series A, 0.78% 6/1/17, CP (b)	14,605	14,605
North Carolina - 0.0%
North Carolina Gen. Oblig. Bonds Series 2009 A, 5% 3/1/17	1,625	1,625
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2016 A, 5% 6/1/17	2,150	2,172
		3,797
Ohio - 1.3%
Avon Gen. Oblig. BAN:
Series 2017 A, 2% 9/21/17	1,200	1,205
Series 2017 B, 2% 1/24/18	2,575	2,591
Clark County Gen. Oblig. BAN Series 2016 2, 1.75% 5/3/17	4,100	4,105
Columbus Gen. Oblig. BAN Series 2016, 1.75% 8/4/17	2,900	2,912
Fairborn City School District BAN Series 2016, 2.25% 5/18/17	1,000	1,002
Franklin County Rev. Bonds Series 2013 OH, 0.75%, tender 6/1/17 (a)	19,800	19,800
Huber Heights BAN 2% 6/1/17	3,263	3,272
Independence Gen. Oblig. BAN Series 2016 2, 2% 12/6/17	1,250	1,258
Kenston Local School District BAN Series 2016, 2% 6/29/17	5,700	5,723
Lucas County Gen. Oblig. BAN Series 2016, 2% 7/12/17	11,450	11,503
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds (Ohio Administrative Knowledge Sys. Proj.) Series 2016, 5% 9/1/17	1,515	1,547
Ohio Gen. Oblig. Bonds Series 2016 B, 2% 9/1/17	4,475	4,502
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.78% tender 3/23/17, CP mode	3,300	3,300
0.78% tender 4/5/17, CP mode	16,000	16,000
Series 2008 B6:
0.78% tender 3/23/17, CP mode	12,800	12,800
0.78% tender 4/5/17, CP mode	10,300	10,300
(Cleveland Clinic Fountation Proj.) Series 08 B5, 0.77% tender 5/24/17, CP mode	4,200	4,200
Series 08B6, 0.8% tender 3/9/17, CP mode	26,200	26,200
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.8% tender 4/4/17, CP mode	7,955	7,955
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2005, 5.25% 6/1/17	10,500	10,617
Tallmadge School District Gen. Oblig. BAN Series 2017, 2% 6/1/17	10,389	10,416
Winton Woods City School District BAN Series 2017, 1.75% 7/27/17 (Ohio Gen. Oblig. Guaranteed)	2,800	2,809
		164,017
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.99%, tender 9/26/17 (a)	21,680	21,680
Oregon - 0.0%
Oregon Gen. Oblig. TAN Series 2016 A, 2% 6/30/17	3,750	3,764
Pennsylvania - 0.3%
Pennsylvania Gen. Oblig. Bonds 5% 6/1/17	3,565	3,603
Philadelphia Arpt. Rev. Series B3, 0.83% 3/8/17, LOC Wells Fargo Bank NA, CP (b)	8,500	8,500
Philadelphia Gas Works Rev. Series 2, 0.82% 4/3/17, LOC PNC Bank NA, CP	11,800	11,800
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2016, 2% 8/15/17	4,225	4,245
Bonds:
Series 05B, 0.8% tender 4/4/17, CP mode	9,800	9,800
Series 2007 B, 0.8% tender 5/1/17, CP mode	4,000	4,000
		41,948
South Carolina - 0.4%
Spartanburg County School District No. 7 BAN Series 2016 D, 2% 11/15/17	49,575	49,961
Tennessee - 0.1%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 0.82% 3/16/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,600	16,600
Texas - 5.7%
Austin Elec. Util. Sys. Rev. Series A:
0.7% 3/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,200	9,200
0.73% 4/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,900	8,900
0.77% 3/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	22,940	22,940
0.77% 3/9/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	25,515	25,515
Fort Bend Independent School District:
Series 2017, 0.78% 3/3/17 (Liquidity Facility JPMorgan Chase Bank), CP	2,500	2,500
0.72% 3/29/17 (Liquidity Facility JPMorgan Chase Bank), CP	3,750	3,750
Garland Series 15, 0.78% 3/2/17, LOC Citibank NA, CP	6,600	6,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Memorial Hermann Hosp. Sys. Proj.) Series 2016 B3, 0.75% tender 5/3/17, CP mode	26,000	26,000
(Texas Children's Hosp. Proj.) Series 2015 2, 0.84%, tender 9/26/17 (a)	33,900	33,900
Series 16B1, 1% tender 3/3/17, CP mode	34,600	34,600
Series 16B2, 0.8% tender 4/3/17, CP mode	30,000	30,000
Harris County Gen. Oblig.:
Series A1, 0.69% 3/9/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	12,400	12,400
Series D, 0.69% 3/9/17 (Liquidity Facility JPMorgan Chase Bank), CP	21,021	21,021
Harris County Metropolitan Trans. Auth.:
Series A1:
0.8% 4/3/17 (Liquidity Facility JPMorgan Chase Bank), CP	19,300	19,300
0.82% 4/13/17 (Liquidity Facility JPMorgan Chase Bank), CP	20,150	20,150
0.95% 4/11/17 (Liquidity Facility JPMorgan Chase Bank), CP	23,550	23,550
Series A3:
0.82% 4/13/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,500	8,500
0.95% 4/11/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Arpt. Sys. Rev. Series A:
0.75% 3/22/17, LOC Sumitomo Mitsui Banking Corp., CP (b)	37,500	37,500
0.75% 4/10/17, LOC Sumitomo Mitsui Banking Corp., CP (b)	12,250	12,250
Houston Gen. Oblig.:
Bonds Series 2010 A, 5% 3/1/17	1,000	1,000
Series E1:
0.79% 3/3/17, LOC Citibank NA, CP	5,000	5,000
0.84% 3/14/17, LOC Citibank NA, CP	5,000	5,000
TRAN Series 2016:
2% 6/30/17	7,900	7,928
3% 6/30/17	1,500	1,510
Lower Colorado River Auth. Rev.:
Series 2016, 0.8% 4/6/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,020	6,020
Series 2017, 0.73% 3/13/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,697	6,697
Series A:
0.7% 3/2/17, LOC JPMorgan Chase Bank, CP	14,200	14,200
0.71% 3/16/17, LOC JPMorgan Chase Bank, CP	16,200	16,200
0.74% 4/3/17, LOC JPMorgan Chase Bank, CP	8,400	8,400
0.78% 3/1/17, LOC JPMorgan Chase Bank, CP	11,400	11,400
0.85% 5/3/17, LOC JPMorgan Chase Bank, CP	15,400	15,400
0.82% 8/3/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,717	7,717
North Texas Tollway Auth. Rev. Bonds:
Series 2008 F, 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	5,000	5,190
5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	5,255	5,456
San Antonio Wtr. Sys. Rev. Bonds Series 2017 A, 3% 5/15/17	8,170	8,208
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.95%, tender 9/26/17 (a)	31,700	31,700
Series 2013 B, 0.95%, tender 9/26/17 (a)	31,000	31,000
Texas A&M Univ. Rev. Series B:
0.74% 4/3/17, CP	13,700	13,700
0.8% 3/1/17, CP	6,600	6,600
Texas Muni. Pwr. Agcy. Rev.:
Bonds Series 2015, 0% 9/1/17 (Escrowed to Maturity)	9,600	9,552
Series 05, 0.7% 3/7/17, LOC Barclays Bank PLC, CP	57,800	57,800
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007:
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	6,700	6,724
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	1,500	1,505
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	18,255	18,321
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2016 J, 5% 8/15/17	11,800	12,019
Series A, 0.72% 3/16/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,200	16,200
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.87% 8/14/17, CP	16,200	16,200
Upper Trinity Reg'l. Wtr. District:
0.77% 6/1/17, LOC Bank of America NA, CP	5,400	5,400
0.81% 7/6/17, LOC Bank of America NA, CP	18,200	18,200
		737,823
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series D, 0.75% 3/23/17, LOC JPMorgan Chase Bank, CP (b)	3,700	3,700
Virginia - 0.2%
Commonwealth Trans. Board Grant Anticipation Rev. Bonds Series 2016, 2% 3/15/17	5,200	5,203
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.92% tender 3/1/17, CP mode (b)	14,100	14,100
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2016 C, 4% 8/1/17 (b)	4,420	4,478
		23,781
Washington - 0.4%
Energy Northwest Elec. Rev. Bonds Series 2014 A, 5% 7/1/17	1,650	1,673
Port of Seattle Rev. Series B1, 0.87% 4/6/17, LOC Bank of America NA, CP (b)	20,655	20,655
Univ. of Washington Univ. Revs. Series 8:
0.8% 4/3/17, CP	16,700	16,700
0.82% 5/2/17, CP	16,400	16,400
		55,428
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.8% tender 3/16/17, CP mode (b)	11,200	11,200
Wisconsin - 0.8%
Wisconsin Gen. Oblig.:
Bonds Series 2015 B, 4% 5/1/17	7,580	7,622
Series 06A, 0.73% 4/5/17 (Liquidity Facility BMO Harris Bank NA), CP	10,953	10,953
Series 13A, 0.77% 3/3/17 (Liquidity Facility BMO Harris Bank NA), CP	19,310	19,310
Series 16A, 0.79% 3/3/17 (Liquidity Facility BMO Harris Bank NA), CP	13,200	13,200
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 3/1/18 (a)	5,500	5,661
Wisconsin Trans. Rev.:
Series 06A, 0.77% 3/8/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,400	7,400
Series 13A:
0.77% 3/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	18,865	18,865
0.86% 4/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,730	8,730
Series 97A, 0.78% 3/2/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,200	11,200
		102,941
TOTAL OTHER MUNICIPAL SECURITY
(Cost $4,377,044)		4,377,044
	Shares (000s)	Value (000s)

Investment Company - 2.7%
Fidelity Municipal Cash Central Fund, 0.68% (f)(g)
(Cost $349,025)	349,025	349,025
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $13,145,739)		13,145,739
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(97,328)
NET ASSETS - 100%		$13,048,411

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $512,460,000 or 3.9% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,385,000 or 0.4% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.94%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,540
Central Florida Expressway Bonds Series RBC E 62, 0.84%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada)	7/30/15 - 8/1/16	$69,685
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.84%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$75,280
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.84%, tender 3/9/17 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$3,000
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.84%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/1/16	$16,775
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.84%, tender 4/6/17 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series RBC E58, 0.84%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada)	3/31/16	$17,695
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.94%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,775
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.84%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 12/1/16	$74,700
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 0.84%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16	$6,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.94%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	8/11/16 - 11/10/16	$2,600
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 0.84%, tender 3/9/17 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,800
RBC Muni. Products, Inc. Trust Bonds Series E70, 0.84%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada)	11/1/16 - 2/1/17	$10,595
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.94%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Texas Gen. Oblig. Bonds Series WF 1183C, 0.91%, tender 3/30/17 (Liquidity Facility Wells Fargo Bank NA)	3/30/16 - 8/11/16	$15,090
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 0.84%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada)	5/26/16 - 8/1/16	$46,725
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.84%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada)	3/31/16 - 10/3/16	$107,810
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.94%, tender 8/17/17 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$2,475
Total	$2,475

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,796,714)	$12,796,714
Fidelity Central Funds (cost $349,025)	349,025
Total Investments (cost $13,145,739)		$13,145,739
Cash		104
Receivable for investments sold		28,170
Receivable for fund shares sold		5,319
Interest receivable		26,890
Distributions receivable from Fidelity Central Funds		137
Prepaid expenses		23
Other receivables		229
Total assets		13,206,611
Liabilities
Payable for investments purchased	$125,776
Payable for fund shares redeemed	27,640
Distributions payable	125
Accrued management fee	2,866
Other affiliated payables	1,500
Other payables and accrued expenses	293
Total liabilities		158,200
Net Assets		$13,048,411
Net Assets consist of:
Paid in capital		$13,049,383
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		(970)
Net Assets, for 13,037,805 shares outstanding		$13,048,411
Net Asset Value, offering price and redemption price per share ($13,048,411 ÷ 13,037,805 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$50,976
Income from Fidelity Central Funds		2,475
Total income		53,451
Expenses
Management fee	$18,972
Transfer agent fees	9,169
Accounting fees and expenses	504
Custodian fees and expenses	56
Independent trustees' fees and expenses	32
Registration fees	67
Audit	24
Legal	27
Miscellaneous	30
Total expenses before reductions	28,881
Expense reductions	(43)	28,838
Net investment income (loss)		24,613
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(920)
Fidelity Central Funds	(1)
Total net realized gain (loss)		(921)
Net increase in net assets resulting from operations		$23,692

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,613	$7,782
Net realized gain (loss)	(921)	1,603
Net increase in net assets resulting from operations	23,692	9,385
Distributions to shareholders from net investment income	(24,615)	(7,769)
Distributions to shareholders from net realized gain	(293)	(279)
Total distributions	(24,908)	(8,048)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	614,014	49,657,197
Reinvestment of distributions	23,878	7,508
Cost of shares redeemed	(4,307,712)	(60,933,880)
Net increase (decrease) in net assets and shares resulting from share transactions	(3,669,820)	(11,269,175)
Total increase (decrease) in net assets	(3,671,036)	(11,267,838)
Net Assets
Beginning of period	16,719,447	27,987,285
End of period	$13,048,411	$16,719,447
Other Information
Distributions in excess of net investment income end of period	$(2)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Money Market Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	–A	–A	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A	–A
Distributions from net realized gain	–A	–A	–A	–A	–	–
Total distributions	(.002)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.17%	.04%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%F	.41%	.40%	.40%	.41%	.42%
Expenses net of fee waivers, if any	.40%F	.18%	.06%	.09%	.15%	.18%
Expenses net of all reductions	.40%F	.18%	.06%	.09%	.15%	.18%
Net investment income (loss)	.34%F	.03%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$13,048	$16,719	$27,987	$28,648	$28,592	$24,688

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$13,145,739

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .26% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $43.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Actual	.40%	$1,000.00	$1,001.70	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMM-SANN-0417
1.703548.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 1, 2017